Regulatory Capital (Schedule of Future Basel III Capital Requirements) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Regulatory Capital [Abstract]
Leverage ratio	4.00%	4.00%
CET1: For Capital Adequacy Purposes Ratio	4.50%
Additional tier 1	1.50%
Tier 1 capital ratio	6.00%	4.00%
Tier 2	2.00%	4.00%
Total capital ratio	8.00%	8.00%
Capital conservation buffer	2.50%